DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Dec. 31, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
DEPOSIT OF INTERESTS FROM CONSUMERS AND PAYABLE TO FINANCING PARTNERS
Deposit of interests from consumers and payable to financing partners	¥ 42,464	¥ 25,968		¥ 333,587
Less: current portion	(42,199)	¥ (25,968)	$ (3,667)	(314,231)
Noncurrent portion	265			¥ 19,356
Amount transferred to Golden Pacer	¥ 45,700